5. Time Deposits (Details) $ in Thousands	Dec. 31, 2016 USD ($)
Time Deposits Details
2017	$ 86,817
2018	33,184
2019	15,207
2020	5,287
2021 and thereafter	3,518
Total	$ 144,013